Weighted Average Fair Value Options Granted, Assumptions (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate		0.86%	0.52%
Expected life		3 years	3 years
Expected volatility		58.86%	52.36%
Expected dividend yield		4.22%	5.87%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate	0.85%
Expected life	3 years
Expected volatility	49.50%
Expected dividend yield	1.35%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate	1.73%
Expected life	5 years
Expected volatility	55.94%
Expected dividend yield	2.02%